Leasing - Right of use asset (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leasing
Potential future cash flows related to lease extension options	kr 80	kr 77
Period of lease extension options	3 years
Right-of-use asset, opening balance	kr 25	50
Depreciation	(30)	(27)
Addition	157	2
Right-of-use asset, closing balance	kr 152	kr 25